Investments MCBC proportional share in MillerCoors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Equity Method Investments [Line Items]
MillerCoors owners' equity	$ 7,043.0	$ 7,863.3
Investment in MillerCoors	2,441.0	2,388.6
Equity income in MillerCoors	516.3	561.8	$ 539.0
MillerCoors [Member]
Schedule of Equity Method Investments [Line Items]
MillerCoors owners' equity	7,292.8	7,179.1
Net income attributable to MillerCoors	$ 1,217.8	$ 1,326.2	$ 1,270.5
MCBC economic Interest (as a percent)	42.00%	42.00%	42.00%
MCBC proportionate share in MillerCoors' equity	$ 3,063.0	$ 3,015.2
Difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors	(657.0)	(661.6)
Accounting policy elections	35.0	35.0
Investment in MillerCoors	2,441.0	2,388.6
MCBC proportionate share of MillerCoors net income	511.5	557.0	$ 533.6
Amortization of the difference between MCBC contributed cost basis and proportionate share of the underlying equity in net assets of MillerCoors	4.6	4.6	4.6
Share-based compensation adjustment	0.2	0.2	0.8
Equity income in MillerCoors	$ 516.3	$ 561.8	$ 539.0